Document and Entity Information	Sep. 12, 2022
Cover [Abstract]
Entity Registrant Name	SEACHANGE INTERNATIONAL, INC.
Amendment Flag	false
Entity Central Index Key	0001019671
Document Type	8-K
Document Period End Date	Sep. 12, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-38828
Entity Tax Identification Number	04-3197974
Entity Address, Address Line One	177 Huntington Avenue
Entity Address, Address Line Two	Suite 1703
Entity Address, Address Line Three	PMB 73480
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02115
City Area Code	(978)
Local Phone Number	897-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	SEAC
Security Exchange Name	NASDAQ